Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Year-End Value of $100 Invested on 4/28/2021 in:
Year (1)	Summary Compensation Table Total for CEO $	Compensation Actually Paid to CEO $ (2)	Average Summary Compensation Table Total for Non-CEO NEOs $ (2)	Average Compensation Actually Paid to Non-CEO NEOs $ (2)(3)	STEM $	NASDAQ Clean Edge Green Energy Index $	Net Income (in millions) $	Adjusted EBITDA (in millions)(4) $
2023	3,884,232	(6,086,830)	3,154,648	380,032	14.58	63.35	(140.4)	(19.5)
2022	3,140,333	(13,241,250)	3,491,627	2,863,999	33.60	69.88	(124.1)	(46.0)
2021	40,565,992	40,826,778	4,178,677	6,916,368	71.29	100.67	(101.2)	(30.2)
	_______________
Named Executive Officers, Footnote	The other NEOs in each covered year were as follows:
•2023: William Bush, Saul Laureles, Alan Russo, Prakesh Patel
•2022: William Bush, Saul Laureles, Kim Homenock, Robert Schaefer
•2021: William Bush, Larsh Johnson

PEO Total Compensation Amount	$ 3,884,232	$ 3,140,333	$ 40,565,992
PEO Actually Paid Compensation Amount	$ (6,086,830)	(13,241,250)	40,826,778
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021
	John Carrington	Average Other NEOs (3)	John Carrington	Average Other NEOs (3)	John Carrington	Average Other NEOs (3)
Total Compensation from Summary Compensation Table	$3,884,232	$3,154,648	$3,140,333	$3,491,627	$40,565,992	$4,178,677

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,806,182)	$(2,505,930)	$(1,978,777)	$(2,866,033)	$(39,470,612)	$(3,523,673)
Year-end fair value of unvested awards granted in the current year	$1,085,309	$503,300	$2,046,816	$3,246,464	$20,990,331	$1,990,669
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(7,137,398)	$(721,714)	$(14,647,716)	$(739,217)	$9,142,970	$2,006,457
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,112,791)	$(50,272)	$(1,801,906)	$(268,842)	$9,598,097	$2,264,238
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(9,971,062)	$(2,774,616)	$(16,381,583)	$(627,628)	$260,786	$2,737,691

Compensation Actually Paid (as calculated)	$(6,086,830)	$380,032	$(13,241,250)	$2,863,999	$40,826,778	$6,916,368
_______________
*    All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company's common stock.

Non-PEO NEO Average Total Compensation Amount	$ 3,154,648	3,491,627	4,178,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 380,032	2,863,999	6,916,368
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid include:

	2023		2022		2021
	John Carrington	Average Other NEOs (3)	John Carrington	Average Other NEOs (3)	John Carrington	Average Other NEOs (3)
Total Compensation from Summary Compensation Table	$3,884,232	$3,154,648	$3,140,333	$3,491,627	$40,565,992	$4,178,677

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(2,806,182)	$(2,505,930)	$(1,978,777)	$(2,866,033)	$(39,470,612)	$(3,523,673)
Year-end fair value of unvested awards granted in the current year	$1,085,309	$503,300	$2,046,816	$3,246,464	$20,990,331	$1,990,669
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(7,137,398)	$(721,714)	$(14,647,716)	$(739,217)	$9,142,970	$2,006,457
Fair values at vest date for awards granted and vested in current year	$—	$—	$—	$—	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(1,112,791)	$(50,272)	$(1,801,906)	$(268,842)	$9,598,097	$2,264,238
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—	$—	$—	$—
Total Adjustments for Equity Awards	$(9,971,062)	$(2,774,616)	$(16,381,583)	$(627,628)	$260,786	$2,737,691

Compensation Actually Paid (as calculated)	$(6,086,830)	$380,032	$(13,241,250)	$2,863,999	$40,826,778	$6,916,368
_______________
*    All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company's common stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Contracted Annual Recurring Revenue
Our Stock Price

Total Shareholder Return Amount	$ 14.58	33.60	71.29
Peer Group Total Shareholder Return Amount	63.35	69.88	100.67
Net Income (Loss)	$ (140,400,000)	$ (124,100,000)	$ (101,200,000)
Company Selected Measure Amount	(19,500,000)	(46,000,000.0)	(30,200,000)
PEO Name	John Carrington
Additional 402(v) Disclosure	Due to the timing of the Merger, we are providing pay versus performance information for three years in accordance with the transitional rule for new registrants.See definition in Compensation Discussion & Analysis section; for a reconciliation of adjusted EBITDA to net loss on a GAAP basis, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Contracted Annual Recurring Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Our Stock Price
PEO | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (2,806,182)	$ (1,978,777)	$ (39,470,612)
PEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,085,309	2,046,816	20,990,331
PEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(7,137,398)	(14,647,716)	9,142,970
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(1,112,791)	(1,801,906)	9,598,097
PEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
PEO | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,971,062)	(16,381,583)	260,786
Non-PEO NEO | Adjustment For Grant Date Values In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,505,930)	(2,866,033)	(3,523,673)
Non-PEO NEO | Year-End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	503,300	3,246,464	1,990,669
Non-PEO NEO | Year-Over-Year Difference Of Year-End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(721,714)	(739,217)	2,006,457
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Difference In Fair Values Between Prior Year-End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(50,272)	(268,842)	2,264,238
Non-PEO NEO | Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,774,616)	$ (627,628)	$ 2,737,691